Entity Level Disclosures (Details Textual) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Entity Level Disclosures (Textual)
Percentage of revenue	10.00%
Remaining performance obligations	$ 349
Remaining performance obligations next 12 month	231
Remaining performance obligations, thereafter	$ 118